Note Related party transactions (Impact on the results of operations of transactions between the Corporation and PRAP 2013-1 International, LLC) (Detail) - PR Asset Portfolio 2013-1 International, LLC - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	$ 1,007	$ 2,801	$ 4,410
Loans
Related Party Transaction [Line Items]
Interest Income Related Party	1,011	2,805	4,340
Other Fee Revenue
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	0	0	70
Deposits
Related Party Transaction [Line Items]
Interest Expense Related Party	$ (4)	$ (4)	$ 0